                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Blake Murphy
Title:   Chief Financial Officer
Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                       Toronto, Ontario           July 24, 2007
------------------------------------   ------------------------   --------------
[Signature]                            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total:   $5,500,044.34
                                           (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

     1     28-                    Leith Wheeler Investment Counsel Ltd.
              -----------------

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER          TITLE OF  CLASS     CUSIP      [X1000]     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY           COMMON               88579Y101    10,120.58    116,610 SH       DEFINED                                 116,610
3M COMPANY           COMMON               88579Y101    40,444.14    466,000 SH       SOLE                   383,700           82,300
AIR PRODS & CHEMS    COMMON               009158106     8,880.89    110,500 SH       SOLE                    70,600           39,900
AMERN INTL GROUP INC COMMON               026874107    36,059.08    514,909 SH       DEFINED                                 514,909
AMERN INTL GROUP INC COMMON               026874107   126,084.11  1,800,430 SH       SOLE                 1,481,960          318,470
ANALOGIC CORP        COMMON               032657207       786.56     10,700 SH       DEFINED                                  10,700
ANALOGIC CORP        COMMON               032657207     2,802.42     38,123 SH       SOLE                    30,044            8,079
APACHE CORP          COMMON               037411105    29,295.95    359,063 SH       DEFINED                                 359,063
APACHE CORP          COMMON               037411105    92,804.55  1,137,450 SH       SOLE                   936,225          201,225
BEMIS INC            COMMON               081437105    14,881.23    448,500 SH       DEFINED                                 448,500
BEMIS INC            COMMON               081437105    55,231.43  1,664,600 SH       SOLE                 1,382,700          281,900
BERKSHIRE HATHAWAY   CLASS B              084670207    45,199.49     12,538 SH       DEFINED                                  12,538
BERKSHIRE HATHAWAY   CLASS B              084670207   153,414.38     42,556 SH       SOLE                    35,258            7,298
BERKSHIRE HATHAWAY
   INC-DEL CL A      CLASS A              084670108       218.95          2 SH       SOLE                         0                2
BORG WARNER INC      COMMON               099724106     4,164.34     48,400 SH       DEFINED                                  48,400
BORG WARNER INC      COMMON               099724106    27,816.73    323,300 SH       SOLE                   261,500           61,800
BRISTOL MYERS SQUIBB COMMON               110122108    17,438.48    552,550 SH       DEFINED                                 552,550
BRISTOL MYERS SQUIBB COMMON               110122108    65,679.52  2,081,100 SH       SOLE                 1,697,000          384,100
CALLAWAY GOLF CO     COMMON               131193104     2,641.58    148,320 SH       DEFINED                                 148,320
CALLAWAY GOLF CO     COMMON               131193104     9,054.60    508,400 SH       SOLE                   401,900          106,500
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300    30,236.18    619,975 SH       DEFINED                                 619,975
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300   102,760.05  2,107,034 SH       SOLE                 1,727,728          379,306
CEMEX S A B          ADR(10 ORD SHRS)     151290889   443,802.91 12,027,179 SH       SOLE                11,222,575          804,604
CENTRAL STL & WIRE   COMMON               155411101       244.99        384 SH       SOLE                         0              384
CHEMTURA CORP        COMMON               163893100       143.24     12,893 SH       SOLE                       666           12,227
CITADEL BROADCASTING COMMON               17285T106       257.89     39,983 SH       DEFINED                                  39,983
CITIGROUP INC        COMMON               172967101    26,079.43    508,470 SH       DEFINED                                 508,470
CITIGROUP INC        COMMON               172967101   100,899.64  1,967,238 SH       SOLE                 1,604,285          362,953
COLUMBIA SPORTSWEAR  COMMON               198516106     7,541.06    109,800 SH       DEFINED                                 109,800
COLUMBIA SPORTSWEAR  COMMON               198516106    27,872.61    405,833 SH       SOLE                   339,236           66,597
CRANE CO             COMMON               224399105    26,554.16    584,250 SH       DEFINED                                 584,250
CRANE CO             COMMON               224399105    76,605.98  1,685,500 SH       SOLE                 1,396,190          289,310
EMERSON ELEC CO      COMMON               291011104    10,822.50    231,250 SH       DEFINED                                 231,250
EMERSON ELEC CO      COMMON               291011104    27,190.80    581,000 SH       SOLE                   468,000          113,000
GANNETT INC          COMMON               364730101    28,659.17    521,550 SH       DEFINED                                 521,550
GANNETT INC          COMMON               364730101    97,534.05  1,774,960 SH       SOLE                 1,458,570          316,390
HARLEY DAVIDSON INC  COMMON               412822108    11,367.63    190,700 SH       DEFINED                                 190,700
HARLEY DAVIDSON INC  COMMON               412822108    36,767.45    616,800 SH       SOLE                   531,600           85,200
HASBRO INC           COMMON               418056107     3,170.84    100,950 SH       DEFINED                                 100,950
HASBRO INC           COMMON               418056107    18,073.31    575,400 SH       SOLE                   471,900          103,500
HEARTLAND EXPRESS IN COMMON               422347104       374.74     22,990 SH       SOLE                    22,990                0
HEARTLAND EXPRESS IN COMMON               422347104     2,764.48    169,600 SH       DEFINED                                 169,600
HEWLETT PACKARD CO   COMMON               428236103     3,395.85     76,106 SH       DEFINED                                  76,106
HEWLETT PACKARD CO   COMMON               428236103    10,557.94    236,619 SH       SOLE                   188,389           48,230
HOME DEPOT INC       COMMON               437076102    23,430.96    595,450 SH       DEFINED                                 595,450

HOME DEPOT INC       COMMON               437076102    70,656.86  1,795,600 SH       SOLE                 1,469,400          326,200
HUBBELL INC          CLASS B              443510201     9,505.31    175,310 SH       DEFINED                                 175,310
HUBBELL INC          CLASS B              443510201    43,641.68    804,900 SH       SOLE                   631,500          173,400
INTEL CORP           COMMON               458140100    23,165.37    975,795 SH       DEFINED                                 975,795
INTEL CORP           COMMON               458140100    67,481.42  2,842,520 SH       SOLE                 2,343,370          499,150
JOHNSON & JOHNSON    COMMON               478160104    28,347.97    460,045 SH       DEFINED                                 460,045
JOHNSON & JOHNSON    COMMON               478160104    93,040.04  1,509,900 SH       SOLE                 1,243,600          266,300
JPMORGAN CHASE & CO  COMMON               46625H100    14,164.36    292,350 SH       DEFINED                                 292,350
JPMORGAN CHASE & CO  COMMON               46625H100    55,601.22  1,147,600 SH       SOLE                   952,400          195,200
KAYDON CORP          COMMON               486587108     1,923.23     36,900 SH       DEFINED                                  36,900
KAYDON CORP          COMMON               486587108    14,679.44    281,647 SH       SOLE                   227,500           54,147
KEMET CORP           COMMON               488360108     5,399.24    765,850 SH       DEFINED                                 765,850
KEMET CORP           COMMON               488360108    39,944.36  5,665,866 SH       SOLE                 4,590,866        1,075,000
LEGGETT & PLATT INC  COMMON               524660107    20,348.84    922,850 SH       DEFINED                                 922,850
LEGGETT & PLATT INC  COMMON               524660107    71,364.83  3,236,500 SH       SOLE                 2,683,800          552,700
LENNAR CORP          CLASS B              526057302     5,024.36    142,900 SH       DEFINED                                 142,900
LENNAR CORP          CLASS B              526057302    13,080.54    372,029 SH       SOLE                   307,258           64,771
LIZ CLAIBORNE INC    COMMON               539320101    14,819.29    397,300 SH       DEFINED                                 397,300
LIZ CLAIBORNE INC    COMMON               539320101    57,162.25  1,532,500 SH       SOLE                 1,295,400          237,100
MARKEL CORP          COMMON               570535104    38,279.27     78,998 SH       DEFINED                                  78,998
MARKEL CORP          COMMON               570535104   152,068.01    313,827 SH       SOLE                   258,607           55,220
MATTEL INC           COMMON               577081102    10,022.43    396,300 SH       DEFINED                                 396,300
MATTEL INC           COMMON               577081102    31,116.82  1,230,400 SH       SOLE                 1,013,200          217,200
MERCK & CO INC       COMMON               589331107    33,030.60    663,265 SH       DEFINED                                 663,265
MERCK & CO INC       COMMON               589331107   101,069.10  2,029,500 SH       SOLE                 1,666,000          363,500
MICROSOFT CORP       COMMON               594918104    21,362.86    724,902 SH       DEFINED                                 724,902
MICROSOFT CORP       COMMON               594918104    70,669.06  2,398,000 SH       SOLE                 2,000,000          398,000
MOLEX INC            CLASS A              608554200     9,050.90    340,900 SH       DEFINED                                 340,900
MOLEX INC            CLASS A              608554200    24,570.25    925,433 SH       SOLE                   748,433          177,000
PETROLEO BRASILEIRO
   ORD SHARES        ADR(2 ORD SHRS)      71654V408   445,356.19  3,672,435 SH       SOLE                 3,400,635          271,800
PETROLEO BRASILEIRO
   PREF SHARES       ADR(2 PRF SHRS)      71654V101     3,347.62     31,380 SH       SOLE                    31,380                0
PFIZER INC           COMMON               717081103    37,920.31  1,483,000 SH       DEFINED                               1,483,000
PFIZER INC           COMMON               717081103   118,812.18  4,646,546 SH       SOLE                 3,818,097          828,449
POSCO                ADR(0.25 ORD SHRS)   693483109   182,790.00  1,523,250 SH       SOLE                 1,421,100          102,150
REGAL BELOIT CORP    COMMON               758750103     3,907.03     83,950 SH       DEFINED                                  83,950
REGAL BELOIT CORP    COMMON               758750103    15,535.05    333,800 SH       SOLE                   266,400           67,400
RYANAIR HLDGS        SP ADR (5 ORD)       783513104    31,060.70    822,800 SH       SOLE                   789,400           33,400
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD)   796050888   239,100.38    780,583 SH       SOLE                   720,543           60,040
SANDERSON FARMS      COMMON               800013104     7,729.93    171,700 SH       DEFINED                                 171,700
SANDERSON FARMS      COMMON               800013104    22,558.44    501,076 SH       SOLE                   411,076           90,000
SIMPSON MANUFACTURIN COMMON               829073105       226.06      6,700 SH       SOLE                     6,700                0
SIMPSON MANUFACTURIN COMMON               829073105     1,764.60     52,300 SH       DEFINED                                  52,300
SK TELECOM CO LTD    ADR(1/9 ORD)         78440P108   200,806.44  7,342,100 SH       SOLE                 6,866,300          475,800
STANDEX INTL CORP    COMMON               854231107       705.31     24,800 SH       SOLE                    24,800                0
STANDEX INTL CORP    COMMON               854231107     6,293.77    221,300 SH       DEFINED                                 221,300
STMICROELECTRONICS   ADR (1 ORD SHARE)    861012102   159,541.82  8,313,800 SH       SOLE                 7,783,290          530,510
SUPERIOR INDS INTL   COMMON               868168105     7,824.90    359,600 SH       DEFINED                                 359,600
SUPERIOR INDS INTL   COMMON               868168105    35,331.71  1,623,700 SH       SOLE                 1,279,710          343,990
TELEFONOS DE MEXICO  SP ADR (20 SER L)    879403780   422,827.39 11,159,340 SH       SOLE                10,455,340          704,000
TELLABS INC          COMMON               879664100    17,782.51  1,652,650 SH       DEFINED                               1,652,650
TELLABS INC          COMMON               879664100    66,318.72  6,163,450 SH       SOLE                 5,072,202        1,091,248
TIDEWATER INC        COMMON               886423102    15,800.57    222,920 SH       DEFINED                                 222,920

TIDEWATER INC        COMMON               886423102    62,445.28    881,000 SH       SOLE                   723,900          157,100
TIFFANY & CO         COMMON               886547108       408.56      7,700 SH       SOLE                     7,700                0
TIFFANY & CO         COMMON               886547108     3,756.65     70,800 SH       DEFINED                                  70,800
TIMBERLAND CO        CLASS A              887100105     8,805.42    349,560 SH       DEFINED                                 349,560
TIMBERLAND CO        CLASS A              887100105    35,696.75  1,417,100 SH       SOLE                 1,165,100          252,000
V F CORP             COMMON               918204108    10,220.33    111,600 SH       DEFINED                                 111,600
V F CORP             COMMON               918204108    61,376.92    670,200 SH       SOLE                   549,000          121,200
VERIZON
   COMMUNICATIONS    COMMON               92343V104    32,368.27    786,210 SH       SOLE                   679,522          106,688
VERIZON COMMUNICATNS COMMON               92343V104     6,299.01    153,000 SH       DEFINED                                 153,000
WALT DISNEY CO       COMMON               254687106    17,874.00    523,550 SH       DEFINED                                 523,550
WALT DISNEY CO       COMMON               254687106    60,202.48  1,763,400 SH       SOLE                 1,427,300          336,100
WASHINGTON FED INC   COMMON               938824109    13,659.79    561,900 SH       DEFINED                                 561,900
WASHINGTON FED INC   COMMON               938824109    46,917.42  1,929,964 SH       SOLE                 1,618,084          311,880
WELLS FARGO & CO     COMMON               949746101    28,855.65    820,462 SH       DEFINED                                 820,462
WELLS FARGO & CO     COMMON               949746101    67,099.44  1,907,860 SH       SOLE                 1,588,760          319,100
                                                    5,500,044.34